INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT - Additional Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT
Carrying amount of equity, borrowings, leases and convertible loans	$ 110,147	$ 12,036